Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Consolidated statements of comprehensive income
Net income	€ 331,235	€ 419,746	€ 915,287	€ 1,197,031
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	3,870	2,107	(45,384)	53,411
FVOCI equity investments	18,391	500	43,684	19,329
Actuarial gain (loss) on defined benefit pension plans	952	(24,617)	50,726	(19,417)
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(5,247)	7,505	(27,207)	2,793
Total	17,966	(14,505)	21,819	56,116
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	332,987	(637,272)	737,174	(809,871)
FVOCI debt securities	(1,542)	(595)	(8,610)	30,810
Gain (loss) related to cash flow hedges	801	(3,435)	(378)	3,183
Cost of hedging	128	2,203	(7)	2,416
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	14	341	1,546	(6,962)
Total	332,388	(638,758)	729,725	(780,424)
Other comprehensive income (loss), net of tax	350,354	(653,263)	751,544	(724,308)
Total comprehensive income	681,589	(233,517)	1,666,831	472,723
Comprehensive income attributable to noncontrolling interests	86,609	14,526	237,620	159,144
Comprehensive income (loss) attributable to shareholders of FMC-AG & Co. KGaA	€ 594,980	€ (248,043)	€ 1,429,211	€ 313,579